PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consist of the following:

	Useful Life	June 30, 2013	December 31, 2012
Cost:
Furniture and equipment	3 – 7 years	$1,982,000	$1,970,000
Hardware	4 – 5 years	2,486,000	2,486,000
		4,468,000	4,456,000
Accumulated depreciation:		(2,908,000)	(2,731,000)
Property and equipment, net		$1,560,000	$1,725,000

Property and equipment consist of the following:

		December 31,
	Useful Life (years)	2011	2012

Cost:
Furniture and equipment	3 – 7 years	$1,970,000	$1,970,000
Hardware	4 – 5 years	2,486,000	2,239,000
		4,456,000	4,209,000
Accumulated depreciation:		(2,731,000)	(2,069,000)
Property and equipment, net		$1,725,000	$2,140,000